SA JPMorgan Mid-Cap Growth Portfolio Expense Example - SA JPMorgan Mid-Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	987
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,164
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	$ 1,280